Stock Plans (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Deferred Compensation Plan
Compensation expense related to employer contributions under defined contribution plans, including the DCP	$ 14.4	$ 14.6	$ 15.9
Employee Stock Option
Stock Incentive Plans
Securities available for future issuance (in shares)	19,800,000
Expiration term of unexercised options	7 years
Number of Options
Balance at the beginning of the period (in shares)	1,600,000	2,500,000
Granted (in shares)	600,000
Exercised (in shares)	(500,000)	(800,000)	(400,000)
Cancelled (in shares)	(100,000)	(100,000)
Balance at the end of the period (in shares)	1,600,000	1,600,000	2,500,000
Exercisable at the end of the period (in shares)	900,000	1,400,000	2,100,000
Stock options, Weighted Average Exercise Price
Balance at the beginning of the period (in dollars per share)	$ 24.73	$ 22.81
Granted (in dollars per share)	31.62
Exercised (in dollars per share)	23.64	18.31	$ 11.40
Cancelled (in dollars per share)	26.87	26.83	26.23
Balance at the end of the period (in dollars per share)	27.69	24.73	22.81
Exercisable at the end of the period (in dollars per share)	$ 25.16	$ 24.51	$ 22.07
Performance Earnings Program
Compensation expense
Unrecognized compensation expense	$ 62.4
Vesting period	3 years
Restricted Stock Units (RSUs)
Compensation expense
Recognized compensation expense	$ 34.4	$ 32.6	$ 26.6
Restricted and Performance Stock Award [Member]
Stock Incentive Plans
Securities available for future issuance (in shares)	9,900,000